Schedule of Investments (unaudited)	iShares® MSCI Frontier and Select EM ETF
May 31, 2021	(Formerly iShares® MSCI Frontier 100 ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 1.4%
Globant SA(a)	26,046	$5,674,642
Grupo Financiero Galicia SA, ADR	66,600	591,408
		6,266,050
Bahrain — 6.5%
Ahli United Bank BSC	30,504,262	21,985,672
Aluminium Bahrain BSC(a)	874,831	1,489,963
Bahrain Telecommunications Co. BSC	2,474,386	3,925,408
GFH Financial Group	11,897,025	2,202,996
Ithmaar Holding BSC(a)(b)	7,341,331	527,395
		30,131,434
Bangladesh — 6.4%
Bangladesh Export Import Co. Ltd.	4,082,625	4,260,969
Beximco Pharmaceuticals Ltd.	2,194,326	4,448,238
BRAC Bank Ltd.	4,595,291	2,804,918
City Bank Ltd. (The)	4,164,368	1,352,068
GrameenPhone Ltd.	586,669	2,392,390
LafargeHolcim Bangladesh Ltd.	2,577,934	1,893,123
National Bank Ltd.	11,945,441	1,170,569
Olympic Industries Ltd.	826,745	1,700,342
Square Pharmaceuticals Ltd.	3,398,437	8,546,246
Summit Power Ltd.	2,309,809	1,216,263
		29,785,126
Colombia — 1.1%
Bancolombia SA	150,049	1,092,590
Ecopetrol SA	2,640,192	1,559,337
Grupo Argos SA	159,932	435,629
Grupo de Inversiones Suramericana SA	140,202	756,970
Interconexion Electrica SA ESP	234,649	1,266,902
		5,111,428
Croatia — 0.4%
Valamar Riviera DD(a)	337,169	1,613,707

Egypt — 0.7%
Commercial International Bank Egypt SAE	779,851	2,663,951
Eastern Co. SAE	559,893	420,005
		3,083,956
Estonia — 0.8%
LHV Group AS	70,229	2,137,428
Tallink Grupp AS(a)	1,487,942	1,310,048
Tallinna Sadam AS(c)	121,033	294,914
		3,742,390
Jordan — 1.4%
Arab Bank PLC	466,128	3,418,710
Jordan Islamic Bank	285,895	1,286,537
Jordan Petroleum Refinery Co.	375,802	1,839,257
		6,544,504
Kazakhstan — 4.9%
Halyk Savings Bank of Kazakhstan JSC, GDR(d)	526,534	8,402,657
Kaspi.KZ JSC(d)	52,980	4,858,266
NAC Kazatomprom JSC, GDR	330,275	9,577,975
		22,838,898
Kenya — 8.0%
East African Breweries Ltd.(a)	2,062,734	3,551,315
Equity Group Holdings PLC/Kenya(a)	14,892,566	5,911,125
KCB Group Ltd.	13,266,216	5,178,263
Security	Shares	Value

Kenya (continued)
Safaricom PLC	58,694,205	$22,364,892
		37,005,595
Kuwait — 13.0%
Agility Public Warehousing Co. KSC	2,005,503	6,124,131
ALAFCO Aviation Lease & Finance Co. KSCP(a)	505,555	379,649
Alimtiaz Investment Group KSC(a)	1,225,271	512,989
Boubyan Bank KSCP	1,476,760	3,292,593
Boubyan Petrochemicals Co. KSCP	643,148	1,929,406
Burgan Bank SAK	1,291,012	978,072
Gulf Bank KSCP	2,383,979	1,774,419
Humansoft Holding Co. KSC	144,228	1,726,801
Integrated Holding Co. KCSC	270,030	384,027
Jazeera Airways Co. KSCP(a)	56,282	120,624
Kuwait Finance House KSCP	4,485,128	11,102,909
Kuwait International Bank KSCP(a)	903,252	654,291
Kuwait Projects Co. Holding KSCP	1,198,438	598,881
Mabanee Co. KPSC	928,086	2,189,537
Mezzan Holding Co. KSCC	188,626	401,484
Mobile Telecommunications Co. KSCP	3,075,930	6,075,951
National Bank of Kuwait SAKP	6,848,687	18,919,489
National Industries Group Holding SAK	1,634,101	1,208,838
National Real Estate Co. KPSC(a)	1,299,616	740,809
Warba Bank KSCP(a)	1,261,743	1,022,978
		60,137,878
Lithuania — 0.3%
AB Ignitis Grupe	25,867	667,145
Siauliu Bankas AB	626,100	526,894
		1,194,039
Mauritius — 0.3%
Lighthouse Capital Ltd.(e)	2,573,507	1,474,601

Morocco — 9.7%
Attijariwafa Bank	219,022	11,258,922
Banque Centrale Populaire	139,679	4,206,937
Ciments du Maroc SA	18,348	3,903,631
Co. Sucrerie Marocaine et de Raffinage	110,675	3,189,265
Hightech Payment Systems SA(a)	682	462,633
Label Vie	5,663	2,369,910
Maroc Telecom	945,884	14,940,507
Societe d’Exploitation des Ports	116,538	3,234,179
TOTAL Maroc SA	7,435	1,208,053
		44,774,037
Nigeria — 6.5%
Access Bank PLC	98,285,949	1,750,151
Afriland Properties PLC(a)	8,020	35
Dangote Cement PLC	14,311,534	6,681,824
FBN Holdings PLC	95,143,544	1,485,727
Guaranty Trust Bank PLC	80,697,900	4,976,809
MTN Nigeria Communications PLC	13,381,351	4,736,504
Nestle Nigeria PLC	1,581,044	4,768,882
United Bank for Africa PLC	94,428,459	1,464,206
Zenith Bank PLC	86,002,243	4,286,105
		30,150,243
Oman — 3.0%
Bank Dhofar SAOG	603,537	178,710
Bank Muscat SAOG	7,324,687	7,423,028
Bank Nizwa SAOG	4,863,209	1,187,381
National Bank of Oman SAOG(a)	461,305	200,099
Oman Telecommunications Co. SAOG	1,331,251	2,724,742

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2021	(Formerly iShares® MSCI Frontier 100 ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Oman (continued)
Omani Qatari Telecommunications Co. SAOG	1,572,090	$1,633,340
Sohar International Bank SAOG(a)	3,290,673	769,248
		14,116,548
Peru — 1.8%
Cia. de Minas Buenaventura SAA, ADR(a)	88,514	1,019,681
Credicorp Ltd.	32,580	4,478,773
Intercorp Financial Services Inc.	14,549	409,409
Southern Copper Corp.	36,754	2,563,224
		8,471,087
Philippines — 1.9%
Aboitiz Equity Ventures Inc.	362,500	305,690
Ayala Corp.	45,740	759,821
Ayala Land Inc.	1,286,300	925,754
Bank of the Philippine Islands	310,940	546,450
BDO Unibank Inc.	340,050	737,607
Globe Telecom Inc.	5,450	205,925
GT Capital Holdings Inc.	22,190	273,766
International Container Terminal Services Inc.	183,940	550,694
JG Summit Holdings Inc.	467,080	556,810
Jollibee Foods Corp.	90,050	363,422
Manila Electric Co.	46,480	275,749
Metro Pacific Investments Corp.	2,867,000	238,653
Metropolitan Bank & Trust Co.	362,700	364,210
PLDT Inc.	14,025	385,855
SM Investments Corp.	39,900	809,878
SM Prime Holdings Inc.	1,645,000	1,238,184
Universal Robina Corp.	140,750	409,315
		8,947,783
Romania — 7.5%
Banca Transilvania SA	22,926,204	15,364,392
BRD-Groupe Societe Generale SA	1,114,234	4,389,225
OMV Petrom SA	59,616,723	6,047,365
Societatea Energetica Electrica SA	735,530	2,325,953
Societatea Nationala de Gaze Naturale ROMGAZ SA	605,346	4,877,069
Transelectrica SA	28,267	170,958
Transgaz SA Medias	24,974	1,779,701
		34,954,663
Slovenia — 0.1%
Pozavarovalnica Sava dd(a)	8,687	279,665

Sri Lanka — 0.9%
Commercial Bank of Ceylon PLC	829,743	363,666
John Keells Holdings PLC	4,001,088	2,811,848
Sampath Bank PLC	3,650,653	1,022,550
		4,198,064
Vietnam — 20.1%
An PHAT Holdings JSC(a)	175,518	558,252
Bank for Foreign Trade of Vietnam JSC	1,131,480	4,842,337
Bank for Investment and Development of Vietnam JSC	488,950	1,032,958
Bao Viet Holdings	203,710	478,121
Dat Xanh Group JSC(a)	351,300	426,179
Duc Giang Chemicals JSC	110,400	343,006
FLC Group JSC(a)	480,600	249,214
Ho Chi Minh City Development Joint Stock
Commercial Bank(a)	796,992	1,169,010
Hoa Phat Group JSC	6,962,903	15,916,028
Hoa Sen Group(a)	449,690	855,959
Hoang Huy Investment Financial Services JSC	555,430	536,982
Khang Dien House Trading and Investment JSC	378,700	647,855
Security	Shares	Value

Vietnam (continued)
KIDO Group Corp.	213,220	$522,360
Kinh Bac City Development Share Holding Corp.(a)	712,820	1,028,749
Masan Group Corp.	1,356,680	6,478,508
No Va Land Investment Group Corp.(a)	832,622	4,864,153
PetroVietnam Drilling & Well Services JSC(a)	367,000	347,276
PetroVietnam Gas JSC	172,000	616,203
PetroVietnam Power Corp.	1,486,040	756,471
PetroVietnam Technical Services Corp.	721,798	808,919
Phat Dat Real Estate Development Corp.(a)	354,254	1,183,209
Saigon - Hanoi Commercial Joint Stock Bank(a)	1,554,550	2,050,811
Saigon Beer Alcohol Beverage Corp.	188,280	1,269,142
Saigon Thuong Tin Commercial JSB(a)	1,344,580	1,972,282
SSI Securities Corp.	1,162,630	2,238,981
Thaiholdings JSC(a)	236,300	2,042,478
Thanh Thanh Cong - Bien Hoa JSC	810,090	699,527
Viet Capital Securities JSC	159,200	548,468
Vietjet Aviation JSC(a)	477,090	2,276,750
Vietnam Construction and Import-Export JSC	199,000	408,431
Vietnam Dairy Products JSC	2,368,574	9,296,468
Vietnam Electrical Equipment JSC(a)	729,190	839,689
Vietnam National Petroleum Group	307,020	727,600
Viglacera Corp. JSC	504,560	653,524
Vincom Retail JSC(a)	2,194,980	2,800,767
Vingroup JSC(a)	2,510,720	12,798,125
Vinh Hoan Corp.	283,900	492,224
Vinhomes JSC(a)(c)	1,918,960	8,540,572
		93,317,588
Total Common Stocks — 96.7%
(Cost: $329,153,457)		448,139,284

Preferred Stocks

Colombia — 0.4%
Bancolombia SA, Preference Shares, NVS.	251,881	1,874,843

Total Preferred Stocks — 0.4%
(Cost: $1,949,479)		1,874,843

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	24,646	24,661
Total Short-Term Investments — 0.0%
(Cost: $24,656)		24,661

Total Investments in Securities — 97.1%
(Cost: $331,127,592)		450,038,788

Other Assets, Less Liabilities — 2.9%		13,415,724

Net Assets—100.0%		$463,454,512

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2021	(Formerly iShares® MSCI Frontier 100 ETF)

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,350	$4,494	(a)	$—		$(187)	$4	$24,661	24,646	$609	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	680,000	—		(680,000	)(a)	—	—	—	—	220		—
						$(187)	$4	$24,661		$829		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	219	06/18/21	$14,902	$266,655

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,428,107	NGN	614,800,000	JPM	10/28/21	$255
USD	8,356,117	NGN	3,723,485,718	CITI	10/28/21	(291,550)
USD	1,043,084	NGN	460,000,000	JPM	10/28/21	(25,250)
						(316,800)
	Net unrealized depreciation				.	$(316,545)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
May 31, 2021	(Formerly iShares® MSCI Frontier 100 ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$216,809,886	$230,802,003	$527,395	$448,139,284
Preferred Stocks	1,874,843	—	—	1,874,843
Money Market Funds	24,661	—	—	24,661
	$218,709,390	$230,802,003	$527,395	$450,038,788
Derivative financial instruments(a)
Assets
Futures Contracts	$266,655	$—	$—	$266,655
Forward Foreign Currency Exchange Contracts.	—	255	—	255
Liabilities
Forward Foreign Currency Exchange Contracts	—	(316,800)	—	(316,800)
	$ 266,655	$(316,545)	$—	$(49,890)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations
Portfolio Abbreviations - Equity
		CITI	Citibank N.A.
ADR	American Depositary Receipt	JPM	JPMorgan Chase Bank N.A.
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares

Currency Abbreviations

NGN	Nigerian Naira
USD	United States Dollar

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